Commitments and Contingencies - Reconciliation of the non-cancellable lease commitments (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Impact on Consolidated Financial Statements
Total lease liabilities	$ 9,292,351	$ 9,363,520
IFRS 16
Impact on Consolidated Financial Statements
Operating lease commitments disclosed under IAS 17 in the Group's consolidated financial statements as of December 31, 2018				$ 7,160,431
Discounted using the incremental borrowing rate at January 1, 2019				(2,669,751)
Finance lease liabilities recognized at 31 December 2018				5,317,944
Adjustments as a result of a different treatment of extension, termination options and short term and low value exemptions				306,632
Total lease liabilities	$ 4,745,292	$ 4,745,292	$ 10,115,256	$ 4,641,705